AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 70.3%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	15,044,194	$169,999,388
AST AQR Emerging Markets Equity Portfolio*	1,476,041	13,904,304
AST AQR Large Cap Core Portfolio*	26,174,398	420,099,092
AST BlackRock/Loomis Sayles Bond Portfolio*	10,774,025	156,869,810
AST ClearBridge Dividend Growth Portfolio*	41,240,713	694,493,611
AST Emerging Markets Equity Portfolio*	849,724	5,693,151
AST Goldman Sachs Global Income Portfolio*	7,586,815	87,627,713
AST Goldman Sachs Small-Cap Value Portfolio*	5,522,620	88,803,726
AST High Yield Portfolio*	1,073,482	10,273,219
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,512,873	73,735,204
AST International Growth Portfolio*	21,876,095	369,487,238
AST International Value Portfolio*	19,502,019	299,160,967
AST Jennison Large-Cap Growth Portfolio*	7,274,517	257,517,888
AST Large-Cap Core Portfolio*	25,179,373	422,258,088
AST Loomis Sayles Large-Cap Growth Portfolio*	8,318,279	469,234,108
AST MFS Growth Portfolio*	8,923,483	260,119,534
AST MFS Large-Cap Value Portfolio*	29,010,380	516,674,869
AST Mid-Cap Growth Portfolio*	3,255,105	31,281,558
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	488,292	10,605,704
AST PIMCO Dynamic Bond Portfolio*	3,424,477	32,806,488
AST Prudential Core Bond Portfolio*	45,761,177	593,522,473
AST QMA International Core Equity Portfolio*	28,583,293	275,257,116
AST Small-Cap Growth Opportunities Portfolio*	3,146,387	56,351,798
AST Small-Cap Growth Portfolio*	1,497,081	60,002,991
AST Small-Cap Value Portfolio*	311,104	5,578,089
AST T. Rowe Price Large-Cap Growth Portfolio*	8,037,319	319,965,673
AST T. Rowe Price Large-Cap Value Portfolio*	17,058,210	207,257,249
AST Templeton Global Bond Portfolio*	79,449	854,877
AST WEDGE Capital Mid-Cap Value Portfolio*	618,777	9,065,083
AST Wellington Management Global Bond Portfolio*	36,777,650	438,757,369
AST Western Asset Core Plus Bond Portfolio*	17,855,238	238,367,427
	Shares	Value
Affiliated Mutual Funds (continued)
AST Western Asset Emerging Markets Debt Portfolio*	896,069	$9,641,698

Total Long-Term Investments (cost $6,532,686,403)(w)		6,605,267,503

Short-Term Investments — 20.7%
Affiliated Mutual Fund — 18.9%
PGIM Core Ultra Short Bond Fund (cost $1,771,345,570)(w)	1,771,345,570	1,771,345,570

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.8%
U.S. Treasury Bills
0.059%	02/25/21	169,700	169,506,045
0.551%	06/18/20	300	299,932

Total U.S. Treasury Obligations (cost $169,907,848)				169,805,977

Total Short-Term Investments (cost $1,941,253,418)				1,941,151,547

TOTAL INVESTMENTS—91.0% (cost $8,473,939,821)				8,546,419,050

Other assets in excess of liabilities(z) — 9.0%				845,442,920

Net Assets — 100.0%				$9,391,861,970

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,444	10 Year U.S. Treasury Notes	Jun. 2020	$477,639,750	$3,082,456
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AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
919	2 Year U.S. Treasury Notes	Jun. 2020	$202,531,804	$49,389
5,155	Mini MSCI EAFE Index	Jun. 2020	401,909,575	6,531,227
1,440	Russell 2000 E-Mini Index	Jun. 2020	82,627,200	1,253,948
11,061	S&P 500 E-Mini Index	Jun. 2020	1,421,172,585	14,554,822
				$25,471,842
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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